Right to Use Assets and Lease Liabilities - Operating Leases (Details) - Lessee, Operating Lease, Liability, Maturity - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Lessee, Operating Lease, Liability, Maturity [Abstract]
For the twelve months ended September 30, 2022	$ 529,095	$ 47,671
For the twelve months ended September 30, 2023	779,150	63,798
For the twelve months ended September 30, 2024	636,721	64,937
For the twelve months ended September 30, 2025	638,386	66,456
For the twelve months ended September 30, 2026	652,302	67,975
Thereafter	1,772,151	200,003
Total	5,007,805
Less: Present value discount	(1,813,542)	(189,836)
Lease liability	$ 3,194,263	$ 321,004	$ 0